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Prospectus Supplement dated May 12, 2020 to the Prospectuses dated May 1, 2020
	Product Name	Prospectus Form #/Date
		National	New York
1.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to April 29, 2019)	S-6594 CG (5/20)	S-6595 CG (5/20)
2.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CG (5/20)	S-6517 CG (5/20)
3.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CG (5/20)	140464 CG (5/20)
4.	RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S-6720 CG (5/20)	S-6725 CG (5/20)
5.	RiverSource ® RAVA 5 ChoiceSM Variable Annuity	S-6710 CG (5/20)	S-6715 CG (5/20)
6.	RiverSource ® Retirement Group Annuity Contract I	S-6611 CG (5/20)
7.	RiverSource ® Retirement Group Annuity Contract II	S-6612 CG (5/20)
The following information describes changes to variable annuity contracts listed above. Please retain this supplement with your latest printed prospectus for future reference.
I. For the funds listed below, the following subadvisers are added and will assume day-to-day management of a portion of the Funds’ portfolios, effective on the dates stated below:
Variable Portfolio – Partners International Core Equity Fund
Effective on or about May 12, 2020, Schroder Investment Management North America Inc. (SIMNA Inc.), together with its affiliate, Schroder Investment Management North America Limited (SIMNA Ltd. and together with SIMNA Inc., Schroders) will assume day-to-day management of a portion of the Fund’s portfolio.
Variable Portfolio – Partners International Growth Fund
Effective on or about May 15, 2020, Walter Scott & Partners Limited (Walter Scott) will assume day-to-day management of a portion of the Fund’s portfolio.
Variable Portfolio – Partners International Value Fund
Effective on or about May 19, 2020, Thompson, Siegel & Walmsley LLC (TSW) will assume day-to-day management of a portion of the Fund’s portfolio.
Accordingly, the information in the table under the heading “Investment Adviser” in the “Appendix A: The Funds” section in your prospectus is deleted and replaced in its entirety with the following:
Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Partners International Core Equity Fund (Class 2) (previously CTIVP® - AQR International Core Equity Fund (Class 2))	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management LLC; Schroder Investment Management North America Inc. (SIMNA Inc.), together with its affiliate, Schroder Investment Management North America Limited (SIMNA Ltd. and together with SIMNA Inc., Schroders), subadvisers.

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Partners International Growth Fund (Class 2) (previously CTIVP® - William Blair International Leaders Fund (Class 2))	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; William Blair Investment Management, LLC; Walter Scott & Partners Limited (Walter Scott, subadvisers.
Variable Portfolio - Partners International Value Fund (Class 2) (previously CTIVP® - DFA International Value Fund (Class 2))	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Dimensional Fund Advisors LP; Thompson, Siegel & Walmsley LLC (TSW), subadvisers.
II. For products 1-5 listed in the table on page 1 of this supplement, the following hereby replaces in its entirety the funds names listed on the cover page of the prospectuses:
AB Variable Products Series Fund, Inc.
AB VPS Dynamic Asset Allocation Portfolio (Class B)(1)
AB VPS Large Cap Growth Portfolio (Class B)(1)
ALPS Variable Investment Trust
ALPS | Alerian Energy Infrastructure Portfolio: Class III(1)
American Century Variable Portfolios, Inc.
American Century VP Value, Class II(1)
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund (Class III)(1)
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Contrarian Core Fund (Class 2)(1)
Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2)(1)
Columbia Variable Portfolio - Strategic Income Fund (Class 2)(1)
Variable Portfolio - Managed Volatility Conservative Fund (Class 2)
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)
Variable Portfolio - Managed Volatility Growth Fund (Class 2)
Variable Portfolio - Managed Risk Fund (Class 2)
Variable Portfolio - Managed Risk U.S. Fund (Class 2)
Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)
Variable Portfolio - U.S. Flexible Growth Fund (Class 2)
Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Balanced Fund (Class 3)(1)
Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)(1)
Columbia Variable Portfolio - Disciplined Core Fund (Class 2)(1)
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)(1)
Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)(1)
Columbia Variable Portfolio - Emerging Markets Fund (Class 2)(1)
Columbia Variable Portfolio - Global Strategic Income Fund (Class 2)(1)
Columbia Variable Portfolio - Government Money Market Fund (Class 2)(1)
Columbia Variable Portfolio - High Yield Bond Fund (Class 2)(1)
Columbia Variable Portfolio - Income Opportunities Fund (Class 2)(1)
Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)(1)
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)(1)
Columbia Variable Portfolio - Large Cap Index Fund (Class 3)(1)
Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)(1)
Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2)
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 2)(1)
Columbia Variable Portfolio - Overseas Core Fund (Class 2)(1)
Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 2)(1)
Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)(1)
Columbia Variable Portfolio - Select Small-Cap Value Fund (Class 2)(1)
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (1)
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)(1)

CTIVP® - American Century Diversified Bond Fund (Class 2)(1)
CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2)(1)
CTIVP® - CenterSquare Real Estate Fund (Class 2)(1)
CTIVP® - Lazard International Equity Advantage Fund (Class 2)(1)
CTIVP® - Loomis Sayles Growth Fund (Class 2)(1)
CTIVP® - Los Angeles Capital Large Cap Growth Fund (Class 2)(1)
CTIVP® - MFS® Value Fund (Class 2)(1)
CTIVP® - Morgan Stanley Advantage Fund (Class 2)
CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2)(1)
CTIVP® - TCW Core Plus Bond Fund (Class 2)(1)
CTIVP® - Victory Sycamore Established Value Fund (Class 2)(1)
CTIVP® - Wells Fargo Short Duration Government Fund (Class 2)(1)
CTIVP® - Westfield Mid Cap Growth Fund (Class 2)(1)
Variable Portfolio - Aggressive Portfolio (Class 2) (1)
Variable Portfolio - Conservative Portfolio (Class 2)
Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)
Variable Portfolio - Moderate Portfolio (Class 2)
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)(1)
Variable Portfolio - Moderately Conservative Portfolio (Class 2)
Variable Portfolio - Partners Core Bond Fund (Class 2)(1)
Variable Portfolio - Partners Core Equity Fund (Class 2)(1)
Variable Portfolio - Partners International Growth Fund (Class 2)(1)
Variable Portfolio - Partners International Value Fund (Class 2)(1)
Variable Portfolio - Partners Small Cap Growth Fund (Class 2) (1)
Variable Portfolio - Partners Small Cap Value Fund (Class 2)(1)
DWS Variable Series II
DWS Alternative Asset Allocation VIP, Class B(1)
Fidelity® Variable Insurance Products — Service Class 2
Fidelity® VIP Contrafund® Portfolio Service Class 2(1)
Fidelity® VIP Mid Cap Portfolio Service Class 2(1)
Fidelity® VIP Strategic Income Portfolio Service Class 2(1)
Franklin® Templeton® Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund - Class 2(1)
Franklin Mutual Shares VIP Fund - Class 2(1)
Franklin Small Cap Value VIP Fund - Class 2(1)
Templeton Global Bond VIP Fund - Class 2(1)
Goldman Sachs Variable Insurance Trust (VIT)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares(1)
Invesco Variable Insurance Funds
Invesco Oppenheimer V.I. Global Fund, Series II Shares(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares(1)
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares(1)
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy(1)
Janus Henderson Series: Service Shares
Janus Henderson Balanced Portfolio: Service Shares(1)
Janus Henderson Flexible Bond Portfolio: Service Shares(1)
Janus Henderson Research Portfolio: Service Shares(1)
Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares(1)
MFS® Variable Insurance TrustSM
MFS® Utilities Series - Service Class(1)
Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares(1)
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (1)
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)(1)
PIMCO Variable Insurance Trust (VIT)
PIMCO VIT All Asset Portfolio, Advisor Class(1)
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class(1)
PIMCO VIT Total Return Portfolio, Advisor Class(1)
VanEck VIP Trust
VanEck VIP Global Gold Fund (Class S Shares)(1)
Wells Fargo Variable Trust
Wells Fargo VT Opportunity Fund - Class 2(1)
Wells Fargo VT Small Cap Growth Fund - Class 2(1)
(1) Not available with certain benefit riders.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6611-1 A (05/20)